Insurance Business Result - Summary of Underwriting Income from Insurance Business (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Disclosure of types of insurance contracts [abstract]
Premiums and Surcharges Accrued	$ 74,175,529
Claims Accrued	(13,593,423)
Redemptions	(193,197)
Fixed and Periodic Annuities	(114,455)
Production and Operating Expenses	(14,866,769)
Other Income and Expenses	(822,849)
Total	$ 44,584,836